Related party balances and transactions (Details) $ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 07, 2022	Jun. 11, 2021	Jul. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2020 MXN ($)
Related party balances and transactions
Advance Payment for constructions to related parties				$ 493	$ 223,498	$ 9,602	$ 214,209
Accounts payable to related parties				$ 14,713	$ 269,249	286,479	167,704
Grupo Aeroportuario del Centro Norte, S. A. B. de C. V
Related party balances and transactions
Ownership interest indirectly held	29.99%
Servicios de Tecnologa Aeroportuaria, S.A. de C.V. and Aerodrome Infrastructure S. r. l. [Member]
Related party balances and transactions
Ownership interest indirectly held	100.00%
Short term loans, OMA VYNMSA Aeroindustrial Park S.A. de C.V
Related party balances and transactions
Interest rate basis				91-day TIIE rate	91-day TIIE rate
ICA Constructora de Infraestructura, S.A. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties							7,964
ICA Constructora, S.A. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties					$ 939		90,204
Accounts payable to related parties					27,419		16,564
Actica Sistemas, S. de R.L. de C.V.
Related party balances and transactions
Accounts payable to related parties					4,026		3,971
Autovia Golfo Centro, S.A. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties					215,772		110,312
Accounts payable to related parties					30,757		16,442
VCD Construccion y Desarrollo, S.A.P.I. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties					6,787	1,872	5,729
Accounts payable to related parties					3,508	3,157	5,772
MVD 1994 Real State Construction
Related party balances and transactions
Advance Payment for constructions to related parties						4,436
VCD Inmobiliaria y Construccin, S. A. P. I. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties						3,294
Accounts payable to related parties						3,864
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. "SETA"
Related party balances and transactions
Accounts payable to related parties					78,939	123,905
Operadora Nacional Hispana, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties					2,949	5,100	5,928
ICA Ingenieria S. A. de C. V.
Related party balances and transactions
Accounts payable to related parties					367		367
GGA Capital, S.A.P.I. de C.V.
Related party balances and transactions
Accounts payable to related parties					$ 110,495	$ 149,695	$ 117,845
Spread on interest rate basis				4.25%	4.25%	4.25%
Interest rate (as a percent)				11.7249%	5.715%	11.7249%	7.743%
Grupo ICA Constructora, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties							$ 794
Controladora de Operaciones de Infraestructura, S A. de C V
Related party balances and transactions
Accounts payable to related parties					$ 10,298
Grupo Hotelero Santa Fe, S. A. de C. V.
Related party balances and transactions
Accounts payable to related parties					$ 491	$ 758	$ 21
Affiliates of VINCI Airports SAS
Related party balances and transactions
Ownership interest indirectly held		29.99%
Affiliates of VINCI Airports SAS | Grupo Aeroportuario del Centro Norte, S. A. B. de C. V
Related party balances and transactions
Ownership interest indirectly held	29.99%		29.99%
Affiliates of VINCI Airports SAS | Servicios de Tecnologa Aeroportuaria, S.A. de C.V. and Aerodrome Infrastructure S. r. l. [Member]
Related party balances and transactions
Ownership interest indirectly held	100.00%